Non-controlling Interests (Details Textual) $ in Thousands, ¥ in Millions	Apr. 08, 2013	Oct. 01, 2011 USD ($)	Oct. 01, 2011 CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2011
Sinovac Beijing
Noncontrolling Interest [Line Items]
Increase in ownership (as a percent)		1.53%	1.53%
Increase in ownership by the entity in a subsidiary through contributing dividends declared to another subsidiary, but unpaid		$ 2,998	¥ 18.6
Adjustment To Additional Paid In Capital Due To Difference Between Fair Value Amount Acquired And Consideration Paid		$ 258	¥ 1.6
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		28.44%	28.44%			26.91%
Sinovac Beijing | Sino Bioway
Noncontrolling Interest [Line Items]
Percentage Of Equity Interest Transferred	26.91%
Sinovac Dalian
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				45.00%	45.00%